Income Tax (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	(48.90%)	(14.10%)
Transaction costs associated with the Initial Public Offering	0.00%	0.00%
Change in fair value of convertible promissory note – related party	0.00%	(1.70%)
Change in valuation allowance	(52.30%)	1.90%
Income tax provision	(80.20%)	7.10%